Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of sensitivity tests relating to changes in market factors
	December 31
	2021	2020
Gain (loss) from change:
5% increase in NIS and EURO exchange rate	$3	$76
5% decrease in NIS and EURO exchange rate	$(3)	$(76)

Schedule of liquidity risk by holding cash balances, short-term deposits and secured bank credit facilities

	December 31, 2021
	Carrying	12 months
	amount	or less	1-2 years	2-8 years
Non-derivative financial liabilities
Current liabilities
Current maturities of long-term liabilities	3,024	3,024
Trade payables and accrued expenses	4,693	4,693
Other payables	3,620	3,620
Non-current liabilities
Liabilities in respect of IIA grants	15,286		369	14,917
Liabilities in respect of purchase of shares	5,867		1,667	4,200
Lease liabilities	1,522		589	933